OTHER BORROWINGS (Film financing agreement)	12 Months Ended
Dec. 31, 2012
Film financing agreement
OTHER BORROWINGS
OTHER BORROWINGS

15. OTHER BORROWINGS

        In June 2010, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $1,175,295 (equivalent of RMB8 million) and the Company guaranteed a return of 10% on the investment. The Group accrued an interest of $54,298 and $57,676 on this borrowing for the year ended December 31, 2010 and 2011, respectively using the effective interest rate of 10%. The loan and related interest was fully repaid in June 2011.

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $167,504 (equivalent of RMB1,115,075) to invest in production of a film and the investor will share the awards bonus related to the film with the Company as the investment return. There is no interest on this borrowing in 2011.

        The Company also entered into two similar agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,572,723 (equivalent of RMB10 million) to invest in production of a TV series for one-year term. The Group guaranteed a return of 15% to 20% on the investment and accrued interest of $64,984 and $211,236 on this borrowing in 2011 and 2012, respectively.

        The Company entered into two similar agreements with other investors in March 2012 and May 2012. Under the agreements, the investors paid a total amount of $3,001,343 (equivalent of RMB19 million) to invest in production of a TV series, which shall be repaid by the Company within one year. The Group guaranteed a return of 15% on the investment. The Group accrued an interest of $278,499 on this borrowing for the year ended December 31, 2012.

        In September 2012, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $3,148,813 (equivalent of RMB20 million) and the Company guaranteed a return of 8% on the investment with one-year term. The Group accrued an interest of $64,065 on this borrowing for the year ended December 31, 2012.

        Changes in the balances of other borrowings for the years ended December 31, 2011 and 2012 are as follows.

	2011	2012
Beginning balance as of January 1	1,445,150	1,831,658
Received from investors	1,572,723	6,150,156
Accrued interest	122,660	553,800
Payments of principal made during the year	(1,231,034)	—
Payments of interest made during the year	(123,103)	—
Exchange difference	45,262	135,436

Ending balances as of December 31	1,831,658	8,671,050

        Interest expenses accrued for the other borrowing were $271,654, $122,660 and $553,800 for years ended December 31, 2010, 2011 and 2012, respectively, in which $50,740, $64,984 and $549,841 were capitalized to production costs as of December 31, 2010, 2011 and 2012, respectively.